Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands		9 Months Ended				12 Months Ended
		Sep. 30, 2025		Sep. 30, 2024		Dec. 31, 2024		Dec. 31, 2023
Cash flows from operating activities(1):
Net income (loss)		$ 219,985	[1]	$ (769,333)	[1]	$ (774,939)		$ (105,631)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Depreciation and amortization		27,232	[1]	34,127	[1]	45,405		49,604
Provision for losses on accounts receivable		2,589	[1]	2,498	[1]	5,993		7,147
Share-based compensation		11,018	[1]	17,594	[1]	19,054		45,109
Fair value and remeasurement adjustments, non-cash		(8,621)	[1]	261,357	[1]	327,630		(10,699)
Non-cash interest and other		9,203	[1]	(26,307)	[1]	(23,259)		(9,652)
Depreciation of rental merchandise		9,898	[1]	11,718	[1]	15,092		4,070
Net foreign currency gains		(470)	[1]	(297)	[1]	(247)		(310)
Loss (income) from equity method investments						(31)		181
Income from equity investments		(34,244)	[1]	(12)	[1]	(31)		152
Dividends from equity investments		189	[1]	111	[1]	159		434
Deferred income taxes		9,164	[1]	20,455	[1]	25,888		(40,945)
Impairment of goodwill and tradenames		1,500	[1]	27,681	[1]	105,373		70,333
(Gain) loss on disposal of discontinued operations		(66,795)	[1]	39,500	[1]	(217,504)
(Gain) loss on sale or disposal of fixed assets and other		(1,298)	[1]	67	[1]	(163)		(9,034)
Gain on bargain purchase								(15,903)
Gain on sale and deconsolidation of businesses		(86,213)	[1]	(790)	[1]			(15,903)
Loss on extinguishment of debt		21,643	[1]	5,780	[1]	19,158		5,294
Gain on senior note exchange	[1]	(67,208)
Income allocated and fair value adjustment for mandatorily redeemable noncontrolling interests			[1]	1,416	[1]	1,170		1,835
Change in operating assets and liabilities:
Accounts payable, accrued payroll and related expenses, accrued expenses and other liabilities						(14,120)		(79,848)
Proceeds from sale of business and other						261		17,490
Purchases of loans receivable		(114,255)	[1]	(79,913)	[1]	(118,721)		(544,957)
Repayments of loans receivable		137,744	[1]	105,331	[1]	149,047		606,716
Proceeds from sale of loans receivable		10,415	[1]	22,785	[1]	31,012		84,984
Proceeds from loan participations sold		4,475	[1]	4,000	[1]	5,980
Acquisition of businesses and minority interest, net			[1]	(19,142)	[1]	(19,142)		(26,240)
Proceeds from sale of business, net of cash sold and other		94,938	[1]	258	[1]	(585)
Purchases of property, equipment and intangible assets		(10,283)	[1]	(6,725)	[1]	(7,952)		(7,711)
Proceeds from sale of property, equipment, intangible assets, and other	[1]	7,587
Distributions from equity investments		37,536	[1]		[1]			175,763
Purchases of equity and other investments		(6,621)	[1]	(1,065)	[1]	(1,065)		(4,871)
Consolidation of VIE	[1]	359
Proceeds from sale of discontinued operations, net of $3,344 and $— cash sold for 2025 and 2024, respectively	[1]	114,032
Net cash provided by investing activities		275,927	[1]	25,529	[1]	440,534		301,174
Amounts due to/from clearing brokers		(117,578)	[1]	19,467	[1]	20,622		(21,903)
Securities and other investments owned		(33,989)	[1]	639,280	[1]	699,616		123,196
Securities borrowed		(63,755)	[1]	2,806,935	[1]	2,827,917		(527,612)
Accounts receivable		238	[1]	7,238	[1]	2,230		26,397
Prepaid expenses and other assets		9,528	[1]	23,031	[1]	26,040		737
Accounts payable, accrued expenses and other liabilities	[1]	1,409		(34,577)
Amounts due to/from related parties and partners		(910)	[1]	(569)	[1]	(1,250)		(1,045)
Securities sold not yet purchased		16,700	[1]	(6,151)	[1]	(2,926)		2,704
Deferred revenue		(6,126)	[1]	(9,433)	[1]	(11,993)		(15,232)
Securities loaned		60,979	[1]	(2,804,492)	[1]	(2,831,364)		525,275
Net cash (used in) provided by operating activities		(85,932)	[1]	266,294	[1]	263,551		24,502
Cash flows from investing activities(1):
Proceeds from sale of business and other						261		17,490
Purchases of loans receivable		(114,255)	[1]	(79,913)	[1]	(118,721)		(544,957)
Repayments of loans receivable		137,744	[1]	105,331	[1]	149,047		606,716
Proceeds from sale of loans receivable		10,415	[1]	22,785	[1]	31,012		84,984
Proceeds from loan participations sold		4,475	[1]	4,000	[1]	5,980
Acquisition of businesses and minority interest, net			[1]	(19,142)	[1]	(19,142)		(26,240)
Proceeds from sale of business, net of cash sold and other		94,938	[1]	258	[1]	(585)
Purchases of property, equipment and intangible assets		(10,283)	[1]	(6,725)	[1]	(7,952)		(7,711)
Proceeds from sale of property, equipment, intangible assets, and other	[1]	7,587
Distributions from equity investments		37,536	[1]		[1]			175,763
Purchases of equity and other investments		(6,621)	[1]	(1,065)	[1]	(1,065)		(4,871)
Consolidation of VIE	[1]	359
Proceeds from sale of discontinued operations, net of $3,344 and $— cash sold for 2025 and 2024, respectively	[1]	114,032
Net cash provided by investing activities		275,927	[1]	25,529	[1]	440,534		301,174
Cash flows from financing activities(1):
Proceeds from revolving line of credit		86,065	[1]	64,101	[1]	89,274		219,157
Repayment of revolving line of credit		(92,227)	[1]	(94,221)	[1]	(116,746)		(303,034)
Proceeds from note payable		850	[1]	15,000	[1]	15,000
Repayment of notes payable and other		(13,437)	[1]	(6,156)	[1]	(6,653)		(13,806)
Repayment of term loan		(314,253)	[1]	(138,574)	[1]	(444,770)		(520,803)
Proceeds from issuance of senior notes								185
Proceeds from term loan		235,550	[1]		[1]			628,187
Redemption of senior notes		(145,302)	[1]	(140,491)	[1]	(140,491)		(58,924)
Payment of debt issuance and offering costs		(13,207)	[1]	(3,484)	[1]	(3,484)		(27,993)
Payment of contingent consideration		(1,424)	[1]	(7,395)	[1]	(12,921)		(1,905)
ESPP and payment of employment taxes on vesting of restricted stock			[1]	(3,136)	[1]	(3,218)		(7,591)
Common dividends paid			[1]	(33,627)	[1]	(33,731)		(141,099)
Preferred dividends paid			[1]	(6,045)	[1]	(8,060)		(8,057)
Repurchase of common stock								(69,479)
Distributions to noncontrolling interests		(3,604)	[1]	(4,560)	[1]	(10,747)		(6,520)
Contributions from noncontrolling interests			[1]	3,213	[1]	3,947		6,055
Redemption of subsidiary temporary equity and distributions								(175,763)
Proceeds from issuance of common stock								115,000
Proceeds from issuance of preferred stock								467
Proceeds from exercise of warrants			[1]	653	[1]	653
Net cash used in financing activities		(260,989)	[1]	(354,722)	[1]	(671,947)		(365,923)
Decrease in cash, cash equivalents and restricted cash		(70,994)	[1]	(62,899)	[1]	32,138		(40,247)
Effect of foreign currency on cash, cash equivalents and restricted cash		(183)	[1]	(1,092)	[1]	(9,301)		3,160
Net decrease in cash, cash equivalents and restricted cash		(71,177)	[1]	(63,991)	[1]	22,837		(37,087)
Cash, cash equivalents and restricted cash from continuing operations, beginning of period		248,651		218,546		218,546		219,809
Cash, cash equivalents and restricted cash from discontinued operations, beginning of period		8,025		15,293		15,293		51,117
Cash, cash equivalents and restricted cash, beginning of period		256,676	[2]	233,839	[2]	233,839	[2]	270,926
Cash, cash equivalents and restricted cash from continuing operations, end of period		185,499		153,269		248,651		218,546
Cash, cash equivalents and restricted cash from discontinued operations, end of period				16,579		8,025		15,293
Cash, cash equivalents and restricted cash, end of period		185,499		169,848		256,676	[2]	233,839	[2]
Supplemental disclosures (Note 2(f)):
Interest paid		75,961		205,421		240,298		315,309
Taxes paid		$ 2,888		$ 5,818		6,924		20,121
Great American
Change in operating assets and liabilities:
Sale of Great American Group						167,064
Cash flows from investing activities(1):
Sale of Great American Group						167,064
Brands
Change in operating assets and liabilities:
Sale of Great American Group						234,050
Cash flows from investing activities(1):
Sale of Great American Group						$ 234,050

[1]	Amounts presented contain results from both continuing and discontinued operations. Refer to Note 4 — Discontinued Operations and Assets Held for Sale for additional information regarding cash flow associated with the results of discontinued operations.
[2]	Includes cash from assets held for sale of $1,324 in 2024.